March 5, 2002




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Occidental Life Insurance Company and
         Transamerica Occidental Life Separate Account C (File No. 2-36250)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account C ("separate account"), incorporated by reference is the annual report for the underlying fund, Transamerica Variable Insurance Fund, Inc., for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:     Transamerica Variable Insurance Fund, Inc.
         File #:           811-9010
         CIK #:            1002786
         Accession #:      0001002786-02-000006
         Date of Filing:   March 4, 2002

This annual report is for the period ending December 31, 2001, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President
and Assistant Secretary

cc:               F. Bellamy, Esq.
         R. Fink, Esq.